Document and Entity Information	2 Months Ended
Feb. 28, 2017
Document And Entity Information
Entity Registrant Name	AGILITY HEALTH & WELLNESS CORPORATION
Entity Central Index Key	0001686164
Document Type	S-1
Document Period End Date	Feb. 28, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company